UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                       FORM N-Q
                       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                        REGISTERED MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number 811-09917
                        -----------------------------------------

                             SENTINEL VARIABLE PRODUCTS TRUST
                             --------------------------------
                     (Exact name of registrant as specified in charter)

                                 ONE NATIONAL LIFE DRIVE
                                  MONTPELIER, VT 05604
                                -------------------------
                      (Address of principal executive offices)(Zipcode)

                           SENTINEL ADMINISTRATIVE SERVICES, INC.
                                 ONE NATIONAL LIFE DRIVE
                                   MONTPELIER,VT 05604
                           ---------------------------------------
                           (Name and address of agent for service)

                                      (802)229-3113
                                      --------------
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/11 --------- Date of reporting period: 03/31/11

ITEM 1. Schedule of Investments (follows)

Sentinel Variable Products Trust Balanced Fund
(Unaudited)
Fund Profile
at March 31, 2011

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	61.2%
U.S. Government Obligations	32.7%
Foreign Stocks & ADR's	3.0%
Exchange Traded Funds	0.7%
Cash and Other	2.4%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	1.8%	FNMA AE1921	4.00%	09/01/40	9.0%
United Technologies Corp.	1.6%	FNMA AC8938	4.50%	01/01/25	6.8%
Noble Energy, Inc.	1.6%	FNMA 745275	5.00%	02/01/36	3.1%
Chevron Corp.	1.4%	FHR 2541 DM	5.50%	12/15/32	2.6%
Int'l. Business Machines Corp.	1.3%	FNMA 891386	5.50%	10/01/35	2.6%
Honeywell Int'l., Inc.	1.3%	FGLMC G08273	5.50%	06/01/38	2.6%
Schlumberger Ltd.	1.3%	FNMA AE8098	4.00%	10/01/40	2.6%
Freeport-McMoRan Copper & Gold, Inc.	1.2%	FHR 3081 CP	5.50%	10/15/34	1.5%
PepsiCo, Inc.	1.0%	FNMA 190377	5.00%	11/01/36	1.2%
EMC Corp.	1.0%	U.S. Treasury Note	3.625%	02/15/21	0.7%
Total of Net Assets	13.5%	Total of Net Assets			32.7%

Average Effective Duration (for all Fixed Income Holdings) 4.2 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at March 31, 2011 (Unaudited)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)
U.S. Government Obligations 32.7%			30-Year:			Domestic Common Stocks 61.2%
U.S. Government Agency			FNMA 891386			Consumer Discretionary 5.6%
Obligations 32.0%			5.5%, 10/01/35	454 M	$ 487,525	Comcast Corp.	5,000	$ 116,100
Federal Home Loan Mortgage			FNMA 745275			Gap, Inc.	4,300	97,438
Corporation 6.7%			5%, 02/01/36	552 M	580,832
Collateralized Mortgage Obligations:			FNMA 190377			McDonald's Corp.	1,500	114,135
FHR 2541 DM			5%, 11/01/36	201 M	211,871	McGraw-Hill Cos., Inc.	2,500	98,500
5.5%, 12/15/32	452 M	$ 492,158	FNMA AE1921			Nike, Inc.	1,000	75,700
FHR 3081 CP			4%, 09/01/40	1,693 M	1,668,447	Omnicom Group, Inc.	2,500	122,650
5.5%, 10/15/34	250 M	272,296	FNMA AE8098			Time Warner Cable, Inc.	2,000	142,680
		764,454	4%, 10/01/40	490 M	483,702
					3,432,377	Time Warner, Inc.	5,000	178,500
Mortgage-Backed Securities:			Total Federal National Mortgage			TJX Cos., Inc.	2,000	99,460
30-Year:			Association		4,700,126			1,045,163
FGLMC G08273			Total U.S. Government			Consumer Staples 6.0%
5.5%, 06/01/38	453 M	483,873	Agency Obligations		5,948,453
Total Federal Home Loan			U.S. Treasury Obligations 0.7%			Altria Group, Inc.	2,000	52,060
Mortgage Corporation		1,248,327	U.S. Treasury Note			CVS Caremark Corp.	1,500	51,480
Federal National Mortgage			3.625%, 02/15/21	125 M	126,797	HJ Heinz Co.	3,000	146,460
Association 25.3%			Total U.S. Treasury			Kellogg Co.	2,500	134,950
Mortgage-Backed Securities:			Obligations		126,797	Kraft Foods, Inc.	4,000	125,440
15-Year:			Total U.S. Government Obligations			PepsiCo, Inc.	3,000	193,230
FNMA AC8938			(Cost $6,082,154)		6,075,250	Philip Morris Int'l., Inc.	1,500	98,445
4.5%, 01/01/25	1,207 M	1,267,749				Procter & Gamble Co.	2,900	178,640

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Balanced Fund

(Unaudited)

Space	Space	Space
Value	Value	Value
Shares	(Note 2)	Shares	(Note 2)	Shares	(Note 2)

Wal-Mart Stores, Inc.	2,500	$ 130,125	Honeywell Int'l., Inc.	4,000	$ 238,840	Germany 0.8%
1,110,830	Huntington Ingalls Industries, Inc.*	83	3,458	SAP AG ADR	2,500	$ 153,400
Energy 8.9%
Chevron Corp.	2,500	268,575	Israel 0.4%
EOG Resources, Inc.	1,000	118,510	L-3 Communications Holdings, Inc.	1,500	117,465	Teva Pharmaceutical Industries Ltd. ADR	1,500	75,255
Northrop Grumman Corp.	1,700	106,607
ExxonMobil Corp.	4,000	336,520	Tyco Int'l. Ltd.	3,000	134,310	Mexico 0.6%
Marathon Oil Corp.	2,500	133,275	America Movil SA de CV ADR	2,000	116,200
McDermott Int'l., Inc.*	3,000	76,170	Union Pacific Corp.	1,500	147,495
United Technologies Corp.	3,500	296,275	United Kingdom 0.4%
Noble Energy, Inc.	3,000	289,950	Waste Management, Inc.	1,000	37,340	Diageo PLC ADR	1,000	76,220
1,775,686
Schlumberger Ltd.	2,500	233,150	Total Foreign Stocks & ADR's
Transocean Ltd.*	1,000	77,950	(Cost $352,796)	564,895
Weatherford Int'l. Ltd.*	5,500	124,300	Information Technology 10.9%	Principal
1,658,400	Accenture PLC	2,500	137,425	Amount	Value
Activision Blizzard, Inc.	7,500	82,275	(M=$1,000)	(Note 2)
Financials 7.6%	Broadcom Corp.	3,000	118,140	Corporate Short-Term Notes 3.2%
ACE Ltd.	1,500	97,050	Check Point Software	ChevronTexaco Funding Corp.
American Express Co.	3,500	158,200	Technologies Ltd.*	2,000	102,100	0.05%, 04/01/11
Bank of America Corp.	5,000	66,650	Cisco Systems, Inc.	6,000	102,900	(Cost $600,000)	600 M	600,000
Bank of New York Mellon Corp.	3,800	113,506	Dell, Inc.*	5,000	72,550	Total Investments 100.8%
(Cost $15,349,620)†	18,757,151
Chubb Corp.	2,000	122,620	Dolby Laboratories, Inc.*	1,000	49,210
Goldman Sachs Group, Inc.	1,100	174,317	EMC Corp.*	7,000	185,850	Excess of Liabilities Over
JPMorgan Chase & Co.	2,500	115,250	Intel Corp.	3,500	70,595	Other Assets (0.8)%	(157,084)
MetLife, Inc.	2,000	89,460	Int'l. Business Machines Corp.	1,500	244,605
Morgan Stanley	2,500	68,300	KLA-Tencor Corp.	3,000	142,110	Net Assets 100.0%	$ 18,600,067
Microsoft Corp.	6,000	152,160

PNC Financial Services Group, Inc.	1,000	62,990	NetApp, Inc.*	3,000	144,540	*	Non-income producing
The Travelers Cos., Inc.	2,000	118,960	Seagate Technology PLC*	4,000	57,600
US Bancorp	4,300	113,649	†	Cost for federal income tax purposes is $15,349,620. At
Teradata Corp.*	1,500	76,050	March 31, 2011 unrealized appreciation for federal income
Wells Fargo & Co.	3,500	110,950	tax purposes aggregated $3,407,531 of which $3,864,164
1,411,902	Texas Instruments, Inc.	4,000	138,240	related to appreciated securities and $456,633 related to
Health Care 8.2%	Visa, Inc.	1,500	110,430	depreciated securities.
Western Union Co.	1,500	31,155	ADR	-	American Depositary Receipt
Amgen, Inc.*	1,000	53,450	2,017,935	SPDR	-	Standard & Poor's Depository Receipts
Becton Dickinson & Co.	1,000	79,620
Bristol-Myers Squibb Co.	4,000	105,720	Materials 2.5%
EI Du Pont de Nemours & Co.	2,500	137,425
Celgene Corp.*	2,000	115,060
Covidien PLC	2,000	103,880	Freeport-McMoRan Copper & Gold, Inc.	4,000	222,200
Eli Lilly & Co.	2,000	70,340	Praxair, Inc.	1,000	101,600
Forest Laboratories, Inc.*	2,500	80,750	461,225
Gilead Sciences, Inc.*	2,500	106,100	Telecommunication Services 1.6%
Johnson & Johnson	2,500	148,125	AT&T, Inc.	2,000	61,200
Medco Health Solutions, Inc.*	1,500	84,240	Rogers Communications, Inc.	2,500	91,000
Medtronic, Inc.	2,500	98,375	Verizon Communications, Inc.	4,000	154,160
Merck & Co., Inc.	5,000	165,050	306,360
Pfizer, Inc.	7,500	152,325	Utilities 0.4%
UnitedHealth Group, Inc.	1,000	45,200	Entergy Corp.	1,000	67,210
Zimmer Holdings, Inc.*	2,000	121,060	Total Domestic Common Stocks
1,529,295	(Cost $8,208,649)	11,384,006
Industrials 9.5%	Exchange Traded Funds 0.7%
Boeing Co.	2,000	147,860	Financials 0.7%
Canadian National Railway Co.	1,800	135,486	SPDR KBW Regional Banking
(Cost $106,021)	5,000	133,000
Deere & Co.	1,500	145,335
General Dynamics Corp.	1,500	114,840	Foreign Stocks & ADR's 3.0%
General Electric Co.	7,500	150,375	Australia 0.8%
BHP Billiton Ltd. ADR	1,500	143,820

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Bond Fund
(Unaudited)
Fund Profile
at March 31, 2011
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			14.7%	4 yrs. to 5.99 yrs.			9.5%
1 yr. to 2.99 yrs.			29.7%	6 yrs. to 7.99 yrs.			16.2%
3 yrs. to 3.99 yrs.			23.0%	8 yrs. and over			7.0%
Average Effective Duration (for all Fixed Income Holdings) 3.5 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA 190377	5.00%	11/01/36	7.3%	FGLMC A94593	4.50%	10/01/40	4.7%
FNMA AE1921	4.00%	09/01/40	6.4%	FGLMC G06205	5.00%	12/01/36	4.6%
U.S. Treasury Note	3.625%	02/15/21	5.4%	FNMA 745336	5.00%	03/01/36	4.6%
FGLMC J11831	4.00%	03/01/25	5.4%	FNMA AE8098	4.00%	10/01/40	4.5%
FNMA AC8938	4.50%	01/01/25	5.2%	FNMA 918011	5.00%	05/01/37	4.4%
				Total of Net Assets			52.5%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at March 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 74.6%			FNMA AE0383			U.S. Treasury Obligations 5.4%
U.S. Government Agency			4.5%, 09/01/25	1,777 M	$ 1,867,385	U.S. Treasury Note
Obligations 69.2%					7,376,314	3.625%, 02/15/21	3,500 M	$ 3,550,313
Federal Home Loan Bank 2.3%			25-Year:			Total U.S. Treasury
Agency Discount Notes:			FNMA 735703			Obligations		3,550,313
.01%, 04/18/11	1,500 M	$ 1,499,993	5%, 04/01/29	2,356 M	2,491,439	Total U.S. Government Obligations
Federal Home Loan Mortgage			30-Year:			(Cost $48,684,137)		48,559,998
Corporation 19.3%			FNMA 745275			Corporate Bonds 12.6%
Collateralized Mortgage Obligations:			5%, 02/01/36	1,989 M	2,090,997
FHR 3081 CP			FNMA 745336			Basic Industry 0.4%
5.5%, 10/15/34	500 M	544,593	5%, 03/01/36	2,836 M	2,985,040	DR Horton, Inc.
			FNMA 190377			6.5%, 04/15/16	250 M	262,500
Mortgage-Backed Securities:			5%, 11/01/36	4,501 M	4,737,660	Consumer Cyclical 0.8%
15-Year:			FNMA 918011			Dana Holding Corp.
FGLMC J11831			5%, 05/01/37	2,737 M	2,869,174	6.75%, 02/15/21	250 M	251,250
4%, 03/01/25	3,445 M	3,544,310	FNMA 986648			Federated Retail Holdings, Inc.
30-Year:			6%, 09/01/37	1,018 M	1,111,666	5.9%, 12/01/16	250 M	270,000
FGLMC G06205			FNMA AE1921					521,250
5%, 12/01/36	2,858 M	3,001,849	4%, 09/01/40	4,233 M	4,171,117	Consumer Non-Cyclical 0.8%
FGLMC G08273			FNMA AE8098			CVS Caremark Corp.
5.5%, 06/01/38	2,266 M	2,419,362	4%, 10/01/40	2,940 M	2,902,214	4.75%, 05/18/20	500 M	511,308
FGLMC A94593					20,867,868	Financials 4.8%
4.5%, 10/01/40	2,979 M	3,040,174	Total Federal National Mortgage
		8,461,385	Association		30,735,621	Int'l. Lease Finance Corp.
Total Federal Home Loan			Government National Mortgage			6.5%, 09/01/14(a)	500 M	536,250
Mortgage Corporation		12,550,288	Corporation 0.4%			Lloyds TSB Bank PLC
Federal National Mortgage			Mortgage-Backed Securities:			4.875%, 01/21/16	500 M	516,110
Association 47.2%						NASDAQ OMX Group, Inc.
			15-Year:			5.55%, 01/15/20	500 M	490,472
Mortgage-Backed Securities:			GNMA 679437X			Nomura Holdings, Inc.
15-Year:			6%, 11/15/22	206 M	223,783	6.7%, 03/04/20	500 M	533,490
FNMA AC1650			Total U.S. Government			Regions Bank
4.5%, 09/01/24	2,026 M	2,128,265	Agency Obligations		45,009,685	7.5%, 05/15/18	500 M	529,255
FNMA AC8938
4.5%, 01/01/25	3,218 M	3,380,664

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Bond Fund
(Unaudited)

		Principal		(a)	Security exempt from registration under Rule 144A of the
		Amount	Value		Securities Act of 1933, as amended. These securities may
		(M=$1,000)	(Note 2)		be resold in transactions exempt from registration, normally
					to qualified institutional buyers. At March 31, 2011, the
SLM Corp.					market value of rule 144A securities amounted to
6.25%,	01/25/16	500 M	$ 521,790		$1,521,668 or2.34% of net assets.
			3,127,367	(b)	ING Groep NV is currently fixed at 5.775%. On December
Health Care 0.8%					8th, 2015 it converts to a variable rate that floats on the 8th
					of March, June, September, and December. The interest
Boston Scientific Corp.					rate is based on the 3-month Libor rate plus 1.68%.
6%, 01/15/20		500 M	524,802
Insurance 1.9%				(c)	Step Up/Down
American Int'l. Group, Inc.
6.4%, 12/15/20		500 M	534,617
ING Groep NV
5.775%, 12/29/49(b)		250 M	232,500
Liberty Mutual Group, Inc.
7%, 03/15/37(a)		250 M	240,770
XL Capital Ltd.
6.5%, 12/29/49(c)		250 M	231,875
			1,239,762
Media 2.3%
CBS Corp.
4.3%, 02/15/21		500 M	473,546
DISH DBS Corp.
7.875%, 09/01/19		250 M	271,875
NBC Universal, Inc.
4.375%, 04/01/21(a)		500 M	479,648
XM Satellite Radio, Inc.
7.625%, 11/01/18(a)		250 M	265,000
			1,490,069
Technology 0.4%
American Tower Corp.
4.5%, 01/15/18		250 M	245,876
Telecommunications 0.4%
MetroPCS Wireless, Inc.
6.625%, 11/15/20		250 M	250,313
Total Corporate Bonds
(Cost $8,092,899)			8,173,247

		Principal
		Amount	Value
		(M=$1,000)	(Note 2)

Corporate Short-Term Notes 9.4%
ChevronTexaco Funding Corp.
0.05%, 04/01/11		3,100 M	3,100,000
UPS, Inc.
0.01%, 04/01/11		3,000 M	3,000,000
Total Corporate Short-Term Notes
(Cost $6,100,000)			6,100,000
Total Investments 96.6%
(Cost $62,877,036)†			62,833,245

Other Assets in Excess of
Liabilities 3.4%			2,242,563

Net Assets 100.0%			$ 65,075,808

† Cost for federal income tax purposes is $62,877,036. At
March 31, 2011 unrealized depreciation for federal income
tax purposes aggregated $43,791 of which $191,832 related
to appreciated securities and $235,623 related to
depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Common Stock Fund
(Unaudited)
Fund Profile
at March 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	16.7%	Consumer Staples	9.9%
Energy	14.3%	Consumer Discretionary	8.7%
Financials	14.1%	Materials	4.6%
Industrials	13.4%	Telecommunication Services	3.2%
Health Care	13.3%	Utilities	0.3%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	2.6%	Noble Energy, Inc.	1.9%
ExxonMobil Corp.	2.5%	PepsiCo, Inc.	1.9%
Chevron Corp.	2.4%	Freeport-McMoRan Copper & Gold, Inc.	1.7%
United Technologies Corp.	2.3%	Honeywell Int'l., Inc.	1.7%
Procter & Gamble Co.	2.0%	The Travelers Cos., Inc.	1.6%
		Total of Net Assets	20.6%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at March 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.6%			ExxonMobil Corp.	65,000	$ 5,468,450	Celgene Corp.*	25,000	$ 1,438,250
Consumer Discretionary 8.7%			Marathon Oil Corp.	50,000	2,665,500	Covidien PLC	25,000	1,298,500
Coach, Inc.	10,000	$ 520,400	McDermott Int'l., Inc.*	76,300	1,937,257	Eli Lilly & Co.	25,000	879,250
Comcast Corp.	120,000	2,786,400	Noble Energy, Inc.	45,000	4,349,250	Forest Laboratories, Inc.*	40,000	1,292,000
Gap, Inc.	91,900	2,082,454	Schlumberger Ltd.	30,000	2,797,800	Gilead Sciences, Inc.*	35,000	1,485,400
McDonald's Corp.	20,000	1,521,800	Transocean Ltd.*	18,000	1,403,100	Johnson & Johnson	55,000	3,258,750
McGraw-Hill Cos., Inc.	40,000	1,576,000	Weatherford Int'l. Ltd.*	70,000	1,582,000	Medco Health Solutions, Inc.*	25,000	1,404,000
Nike, Inc.	20,000	1,514,000			31,846,507	Medtronic, Inc.	50,000	1,967,500
Omnicom Group, Inc.	40,000	1,962,400	Financials 13.0%			Merck & Co., Inc.	60,000	1,980,600
Staples, Inc.	35,000	679,700	ACE Ltd.	23,000	1,488,100	Mettler-Toledo Int'l., Inc.*	7,500	1,290,000
Time Warner Cable, Inc.	35,000	2,496,900	American Express Co.	43,100	1,948,120	Pfizer, Inc.	125,000	2,538,750
Time Warner, Inc.	75,000	2,677,500	Bank of America Corp.	100,000	1,333,000	UnitedHealth Group, Inc.	15,000	678,000
TJX Cos., Inc.	30,000	1,491,900	Bank of New York Mellon Corp.	50,000	1,493,500	Zimmer Holdings, Inc.*	25,000	1,513,250
		19,309,454	Chubb Corp.	30,000	1,839,300			27,061,000
Consumer Staples 9.2%			CME Group, Inc.	3,500	1,055,425	Industrials 13.4%
Altria Group, Inc.	50,000	1,301,500	Goldman Sachs Group, Inc.	15,000	2,377,050	Babcock & Wilcox Co.*	40,000	1,335,200
CVS Caremark Corp.	30,000	1,029,600	JPMorgan Chase & Co.	40,000	1,844,000	Boeing Co.	30,000	2,217,900
HJ Heinz Co.	40,000	1,952,800	MetLife, Inc.	40,000	1,789,200	Canadian National Railway Co.	23,100	1,738,737
Kellogg Co.	25,000	1,349,500	Moody's Corp.	25,000	847,750	Deere & Co.	30,000	2,906,700
Kimberly-Clark Corp.	10,000	652,700	Morgan Stanley	62,500	1,707,500	General Dynamics Corp.	25,000	1,914,000
Kraft Foods, Inc.	55,000	1,724,800	PNC Financial Services Group, Inc.	17,500	1,102,325	General Electric Co.	100,000	2,005,000
PepsiCo, Inc.	65,000	4,186,650	The Travelers Cos., Inc.	60,000	3,568,800	Honeywell Int'l., Inc.	65,000	3,881,150
Philip Morris Int'l., Inc.	30,000	1,968,900
Procter & Gamble Co.	74,200	4,570,720	Toronto-Dominion Bank	25,000	2,214,750	Huntington Ingalls Industries, Inc.*	100	4,149
Wal-Mart Stores, Inc.	35,000	1,821,750	US Bancorp	75,000	1,982,250	L-3 Communications Holdings, Inc.	15,000	1,174,650
		20,558,920	Wells Fargo & Co.	70,000	2,219,000
Energy 14.3%					28,810,070	Northrop Grumman Corp.	30,000	1,881,300
Apache Corp.	17,500	2,291,100	Health Care 12.2%			Tyco Int'l. Ltd.	40,000	1,790,800
Baker Hughes, Inc.	30,000	2,202,900	Aetna, Inc.	30,000	1,122,900	Union Pacific Corp.	16,200	1,592,946
Chevron Corp.	50,000	5,371,500	Amgen, Inc.*	30,000	1,603,500	United Technologies Corp.	60,000	5,079,000
EOG Resources, Inc.	15,000	1,777,650	Becton Dickinson & Co.	20,000	1,592,400	Verisk Analytics, Inc.*	27,800	910,728
			Bristol-Myers Squibb Co.	65,000	1,717,950

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Common Stock Fund

(Unaudited)

		Value
	Shares	(Note 2)
Waste Management, Inc.	35,000	$ 1,306,900
		29,739,160
Information Technology 15.6%
Accenture PLC	50,000	2,748,500
Activision Blizzard, Inc.	108,500	1,190,245
Broadcom Corp.	50,000	1,969,000
Check Point Software Technologies Ltd.*	40,000	2,042,000
Cisco Systems, Inc.	75,000	1,286,250
Dell, Inc.*	75,000	1,088,250
Dolby Laboratories, Inc.*	20,000	984,200
EMC Corp.*	100,000	2,655,000
Intel Corp.	45,000	907,650
Int'l. Business Machines Corp.	35,000	5,707,450
Juniper Networks, Inc.*	20,000	841,600
KLA-Tencor Corp.	30,000	1,421,100
Microsoft Corp.	85,000	2,155,600
NetApp, Inc.*	37,000	1,782,660
Seagate Technology PLC*	75,000	1,080,000
Teradata Corp.*	40,000	2,028,000
Texas Instruments, Inc.	85,000	2,937,600
Visa, Inc.	17,500	1,288,350
Western Union Co.	28,500	591,945
		34,705,400
Materials 3.5%
EI Du Pont de Nemours & Co.	40,000	2,198,800
Freeport-McMoRan Copper & Gold, Inc.	70,000	3,888,500
Praxair, Inc.	17,000	1,727,200
		7,814,500
Telecommunication Services 2.4%
AT&T, Inc.	40,000	1,224,000
Rogers Communications, Inc.	60,000	2,184,000
Verizon Communications, Inc.	50,000	1,927,000
		5,335,000
Utilities 0.3%
Entergy Corp.	10,000	672,100
Total Domestic Common Stocks
(Cost $156,109,763)		205,852,111
Exchange Traded Funds 1.1%
Financials 1.1%
SPDR KBW Regional Banking*
(Cost $1,906,678)	90,000	2,394,000
Foreign Stocks & ADR's 4.8%
Australia 1.1%
BHP Billiton Ltd. ADR	25,000	2,397,000
Germany 1.1%
SAP AG ADR	40,000	2,454,400
Israel 0.6%
Teva Pharmaceutical Industries Ltd. ADR	27,500	1,379,675
Mexico 0.6%
America Movil SA de CV ADR	25,000	1,452,500

		Space
		Value
	Shares	(Note 2)
Switzerland 0.5%
Novartis AG ADR	20,000	$ 1,087,000
United Kingdom 0.9%
Diageo PLC ADR	20,000	1,524,400
Vodafone Group PLC ADR	17,500	503,125
		2,027,525
Total Foreign Stocks & ADR's
(Cost $8,054,901)		10,798,100

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short-Term Notes 0.5%
Chevron Funding Corp.
0.05%, 04/05/11
(Cost $999,994)	1,000 M	999,994

U.S. Government Obligations 0.6%
Federal Home Loan Bank 0.6%
Agency Discount Notes:
0.05%, 04/06/11
(Cost $1,361,991)	1,362 M	1,361,991
Total Investments 99.6%
(Cost $168,433,327)†		221,406,196

Other Assets in Excess of
Liabilities 0.4%		807,943

Net Assets 100.0%		$ 222,214,139

*	Non-income producing.
†

Cost for federal income tax purposes is $168,433,327.

At March 31, 2011 unrealized appreciation for federal income tax purposes aggregated $52,972,870 of which $57,667,656

 related to appreciated securities and $4,694,786 related to depreciated securities.

ADR - American Depositary Receipt

SPDR - Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Mid Cap Growth Fund
(Unaudited)
Fund Profile
at March 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.8%	Energy	8.5%
Industrials	17.8%	Materials	4.4%
Consumer Discretionary	14.8%	Consumer Staples	4.0%
Health Care	13.2%	Utilities	1.1%
Financials	12.8%	Telecommunication Services	1.0%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	1.9%	Nuance Communications, Inc.	1.5%
Polycom, Inc.	1.6%	LKQ Corp.	1.5%
Superior Energy Services, Inc.	1.6%	East West Bancorp, Inc.	1.4%
ANSYS, Inc.	1.6%	HCC Insurance Holdings, Inc.	1.3%
NICE Systems Ltd.	1.5%	Tractor Supply Co.	1.3%
		Total of Net Assets	15.2%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at March 31, 2011 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 92.9%			Superior Energy Services, Inc.*	7,500	$ 307,500	NuVasive, Inc.*	4,800	$ 121,536
Consumer Discretionary 14.8%			Tidewater, Inc.	1,700	101,745	Quality Systems, Inc.	2,320	193,349
Ascena Retail Group, Inc.*	7,150	$ 231,732	Weatherford Int'l. Ltd.*	9,940	224,644	Resmed, Inc.*	6,500	195,000
Coach, Inc.	2,910	151,436			1,613,534	Techne Corp.	3,390	242,724
Darden Restaurants, Inc.	4,330	212,733	Financials 11.5%			Varian Medical Systems, Inc.*	2,100	142,044
Dick's Sporting Goods, Inc.*	3,500	139,930	Affiliated Managers Group, Inc.*	930	101,714			2,386,560
Dollar Tree, Inc.*	2,800	155,456	City National Corp/CA	4,270	243,604	Industrials 17.8%
Gentex Corp.	5,400	163,350	East West Bancorp, Inc.	12,030	264,179	Ametek, Inc.	5,600	245,672
Gildan Activewear, Inc.	5,570	182,529	Endurance Specialty Holdings Ltd.	4,700	229,454	CH Robinson Worldwide, Inc.	1,680	124,538
LKQ Corp.*	11,430	275,463	HCC Insurance Holdings, Inc.	8,120	254,237	Cintas Corp.	4,870	147,415
Morningstar, Inc.	3,200	186,816	Invesco Ltd.	5,370	137,257	Copart, Inc.*	5,590	242,215
O'Reilly Automotive, Inc.*	2,360	135,606	MSCI, Inc.*	2,790	102,728	Donaldson Co., Inc.	1,730	106,032
Phillips-Van Heusen Corp.	3,120	202,894	Northern Trust Corp.	2,410	122,307	Equifax, Inc.	4,160	161,616
Tractor Supply Co.	4,190	250,813	PartnerRe Ltd.	1,500	118,860	Flowserve Corp.	1,845	237,636
Urban Outfitters, Inc.*	4,300	128,269	Signature Bank*	3,460	195,144	IHS, Inc.*	2,360	209,450
VF Corp.	2,370	233,516	Willis Group Holdings PLC	2,400	96,864	Iron Mountain, Inc.	4,150	129,604
WMS Industries, Inc.*	4,550	160,842				ITT Corp.	2,670	160,333
		2,811,385	WR Berkley Corp.	6,130	197,447	Jacobs Engineering Group, Inc.*	2,720	139,890
			Zions Bancorporation	5,000	115,300
Consumer Staples 4.0%					2,179,095	JB Hunt Transport Services, Inc.	2,950	133,989
Church & Dwight Co., Inc.	2,990	237,227				Joy Global, Inc.	1,730	170,941
Flowers Foods, Inc.	8,850	240,986	Health Care 12.5%			MSC Industrial Direct Co.	2,600	178,022
Nu Skin Enterprises, Inc.	6,450	185,437	Bio-Rad Laboratories, Inc.*	1,250	150,175	Quanta Services, Inc.*	7,320	164,188
			CR Bard, Inc.	2,060	204,579
Ralcorp Holdings, Inc.*	1,500	102,645				Ritchie Bros Auctioneers, Inc.	6,550	184,382
		766,295	Dentsply Int'l., Inc.	4,780	176,812	Roper Industries, Inc.	2,860	247,276
Energy 8.5%			Endo Pharmaceuticals Holdings, Inc.*	3,270	124,783	Stericycle, Inc.*	1,680	148,966
Core Laboratories NV	2,230	227,839	Gen-Probe, Inc.*	2,150	142,653	Waste Connections, Inc.	8,550	246,154
Newfield Exploration Co.*	2,340	177,863						3,378,319
			IDEXX Laboratories, Inc.*	1,940	149,807
Petrohawk Energy Corp.*	7,100	174,234	Illumina, Inc.*	1,620	113,513	Information Technology 17.3%
						Altera Corp.	5,040	221,861
Plains Exploration & Production Co.*	5,385	195,099	Life Technologies Corp.*	3,500	183,470	Amdocs Ltd.*	5,255	151,607
Range Resources Corp.	3,500	204,610	Mednax, Inc.*	1,500	99,915	ANSYS, Inc.*	5,590	302,922
			Mettler-Toledo Int'l., Inc.*	850	146,200

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Mid Cap Growth Fund
(Unaudited)
ADR - American Depositary Receipt
Space

		Value
	Shares	(Note 2)
Citrix Systems, Inc.*	3,240 $	238,010
Dolby Laboratories, Inc.*	4,850	238,669
FLIR Systems, Inc.	6,720	232,579
Harris Corp.	3,930	194,928
Micros Systems, Inc.*	2,770	136,921
Nuance Communications, Inc.*	14,830	290,075
Open Text Corp.*	5,850	364,572
Plantronics, Inc.	3,500	128,170
Polycom, Inc.*	5,960	309,026
Power Integrations, Inc.	4,430	169,802
Semtech Corp.*	4,907	122,773
Trimble Navigation Ltd.*	3,830	193,568
		3,295,483
Materials 4.4%
AptarGroup, Inc.	4,050	203,027
Ecolab, Inc.	4,170	212,753
Nalco Holding Co.	6,000	163,860
Sigma-Aldrich Corp.	1,500	95,460
Steel Dynamics, Inc.	8,950	167,991
		843,091
Telecommunication Services 1.0%
American Tower Corp.*	2,400	124,368
Cbeyond, Inc.*	6,150	71,771
		196,139
Utilities 1.1%
ITC Holdings Corp.	2,940	205,506
Total Domestic Common Stocks
(Cost $12,390,020)		17,675,407
Real Estate Investment Trusts 1.3%
Financials 1.3%
Digital Realty Trust, Inc.	2,500	145,350
Home Properties, Inc.(a)	1,640	96,678
Total Real Estate Investment Trusts
(Cost $134,917)		242,028
Foreign Stocks & ADR's 2.2%
Israel 1.5%
NICE Systems Ltd. ADR*	7,885	291,272
United Kingdom 0.7%
Shire Ltd. ADR	1,550	135,005
Total Foreign Stocks & ADR's
(Cost $266,300)		426,277
Total Investments 96.4%
(Cost $12,791,237)†		18,343,712

Other Assets in Excess of
Liabilities 3.6%		680,668

Net Assets 100.0%	$ 19,024,379

* Non-income producing.
†	Cost for federal income tax purposes is $12,791,237. At
March 31, 2011 unrealized appreciation for federal income
tax purposes aggregated $5,552,475 of which $5,677,173
related to appreciated securities and $124,698 related to
depreciated securities.
(a)	Return of capital paid during the fiscal period.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Money Market Fund
(Unaudited)

Investment in Securities
at March 31, 2011 (Unaudited)

	Principal				Principal
	Amount	Value			Amount	Value
(M=$1,000)		(Note 2)			(M=$1,000)	(Note 2)
U.S. Government Obligations 72.3%			Corporate Short-Term Notes 26.0%
U.S. Government Agency			Caterpillar Financial Serv.
Obligations 61.5%			0.16%,	04/01/11	700 M	$ 700,000
Federal Home Loan Bank 23.5%			Chevron Funding Corp.
Agency Discount Notes:			0.11%,	04/07/11	700 M	699,987
Federal Home Loan Bank			Coca-Cola Co.
0.07%, 04/05/11	850 M	$ 849,993	0.16%,	04/05/11	400 M	399,993
Federal Home Loan Bank			Hewlett Packard
0.1%, 04/08/11	570 M	569,989	0.15%,	04/07/11	200 M	199,995
Federal Home Loan Bank			PepsiCo., Inc.
0.085%, 04/15/11	600 M	599,980	0.16%,	04/11/11	250 M	249,989
			0.17%,	04/18/11	150 M	149,988
Federal Home Loan Bank			0.16%,	04/26/11	330 M	329,963
0.055%, 04/25/11	600 M	599,978	Procter & Gamble
Federal Home Loan Bank			0.15%,	04/04/11	100 M	99,999
0.1%, 04/29/11	875 M	874,932	0.16%,	04/04/11	337 M	336,996
Total Federal Home Loan Bank		3,494,872	UPS, Inc.
Federal Home Loan Mortgage			0.11%,	04/28/11	700 M	699,942
Corporation 19.1%			Total Corporate Short-Term Notes
Agency Discount Notes:			(Cost $3,866,852)			3,866,852
			Total Investments 98.3%
Freddie Mac			(Cost $14,621,425)†			14,621,425
0.08%, 04/19/11	700 M	699,972
Freddie Mac			Other Assets in Excess of
0.049%, 04/21/11	1,000 M	999,973	Liabilities 1.7%			256,489
Freddie Mac
0.128%, 04/21/11	250 M	249,982	Net Assets 100.0%			$ 14,877,915
Freddie Mac
0.08%, 04/29/11	890 M	889,945
Total Federal Home Loan Mortgage			† Also cost for federal income tax purposes.
Corporation		2,839,872
Federal National Mortgage
Association 18.9%
Agency Discount Notes:
Fannie Mae
0.06%, 04/20/11	500 M	499,984
Fannie Mae
0.06%, 04/25/11	1,000 M	999,960
Fannie Mae
0.13%, 04/25/11	420 M	419,964
Fannie Mae
0.08%, 04/26/11	700 M	699,961
Fannie Mae
0.1%, 04/27/11	200 M	199,985
Total Federal National Mortgage
Association		2,819,854
Total U.S. Government
Agency Obligations		9,154,598
U.S. Treasury Obligations 10.8%
0.036%, 04/21/11	1,000 M	999,980
0.05%, 04/07/11	600 M	599,995
		1,599,975
Total U.S. Government
Obligations
(Cost $10,754,573)		10,754,573

			The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Small Company Fund
(Unaudited)
Fund Profile
at March 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.8%	Energy	7.2%
Industrials	17.0%	Consumer Staples	4.2%
Health Care	14.4%	Materials	3.9%
Consumer Discretionary	13.7%	Utilities	1.2%
Financials	12.5%	Telecommunication Services	0.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Diodes, Inc.	2.2%	Endurance Specialty Holdings Ltd.	1.6%
Open Text Corp.	2.2%	Iconix Brand Group, Inc.	1.5%
NICE Systems Ltd.	1.7%	Micros Systems, Inc.	1.5%
Superior Energy Services, Inc.	1.7%	LKQ Corp.	1.5%
Rockwood Holdings, Inc.	1.6%	East West Bancorp, Inc.	1.5%
		Total of Net Assets	17.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at March 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 90.0%			Superior Energy Services, Inc.*	29,400	$ 1,205,400	Sirona Dental Systems, Inc.*	14,850	$ 744,876
Consumer Discretionary 13.7%					5,124,026	Techne Corp.	11,800	844,880
Ascena Retail Group, Inc.*	30,100	$ 975,541	Financials 10.3%			West Pharmaceutical Services, Inc.	12,000	537,240
Buffalo Wild Wings, Inc.*	17,200	936,196	Delphi Financial Group, Inc.	11,100	340,881			9,770,268
Gildan Activewear, Inc.	11,000	360,470	East West Bancorp, Inc.	46,600	1,023,336	Industrials 17.0%
Iconix Brand Group, Inc.*	50,300	1,080,444	Endurance Specialty Holdings Ltd.	22,600	1,103,332	Aerovironment, Inc.*	16,800	587,496
LKQ Corp.*	42,700	1,029,070	First Midwest Bancorp, Inc.	44,000	518,760	Clarcor, Inc.	17,700	795,261
Monro Muffler Brake, Inc.	12,500	412,250
Morningstar, Inc.	9,500	554,610	HCC Insurance Holdings, Inc.	21,900	685,689	Copart, Inc.*	19,600	849,268
						Corrections Corp. of America*	22,700	553,880
Penn National Gaming, Inc.*	17,600	652,256	Portfolio Recovery Associates, Inc.*	8,600	732,118	Forward Air Corp.	15,400	471,702
Phillips-Van Heusen Corp.	6,600	429,198	Prosperity Bancshares, Inc.	10,400	444,808	Gardner Denver, Inc.	8,800	686,664
Texas Roadhouse, Inc.	46,700	793,433	RLI Corp.	8,400	484,260	Healthcare Services Group, Inc.	43,450	763,851
Tractor Supply Co.	10,000	598,600	Signature Bank*	13,100	738,840	Heartland Express, Inc.	42,100	739,276
Vitamin Shoppe, Inc.*	14,400	487,152	Stifel Financial Corp.*	11,200	804,048	IDEX Corp.	21,400	934,110
WMS Industries, Inc.*	13,300	470,155	SVB Financial Group*	6,800	387,124	II-VI, Inc.*	13,100	651,725
Wolverine World Wide, Inc.	23,700	883,536			7,263,196
		9,662,911	Health Care 13.8%			Kaydon Corp.	12,100	474,199
Consumer Staples 4.2%						Middleby Corp.*	8,670	808,217
Casey's General Stores, Inc.	11,000	429,000	American Medical Systems Holdings, Inc.*	38,800	839,632	MSC Industrial Direct Co.	9,100	623,077
Flowers Foods, Inc.	31,500	857,745	Bio-Rad Laboratories, Inc.*	4,600	552,644	Ritchie Bros Auctioneers, Inc.	29,200	821,980
Hain Celestial Group, Inc.*	31,500	1,016,820	Catalyst Health Solutions, Inc.*	15,200	850,136	Toro Co.	8,100	536,382
Nu Skin Enterprises, Inc.	23,900	687,125	Gen-Probe, Inc.*	8,100	537,435	Wabtec Corp.	11,700	793,611
		2,990,690	Haemonetics Corp.*	10,300	675,062	Waste Connections, Inc.	33,600	967,344
Energy 7.2%			ICU Medical, Inc.*	12,700	556,006			12,058,043
CARBO Ceramics, Inc.	6,200	874,944				Information Technology 18.1%
Comstock Resources, Inc.*	15,200	470,288	Integra LifeSciences Holdings Corp.*	10,900	516,878	ANSYS, Inc.*	8,400	455,196
Core Laboratories NV	4,400	449,548	MedAssets, Inc.*	49,100	749,757	Diodes, Inc.*	46,700	1,590,602
Dril-Quip, Inc.*	10,800	853,524	Myriad Genetics, Inc.*	30,000	604,500	Factset Research Systems, Inc.	4,400	460,812
Key Energy Services, Inc.*	2,000	31,100	NuVasive, Inc.*	20,800	526,656	Hittite Microwave Corp.*	11,900	758,863
Oil States Int'l., Inc.*	9,700	738,558	Owens & Minor, Inc.	16,200	526,176	j2 Global Communications, Inc.*	29,500	870,545
Resolute Energy Corp.*	27,600	500,664	Quality Systems, Inc.	8,500	708,390	Jack Henry & Associates, Inc.	24,500	830,305

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Small Company Fund
(Unaudited)

		Space	Principal
		Value	Amount	Value
	Shares	(Note 2)	(M=$1,000)	(Note 2)
Mantech Int'l. Corp.*	12,500	$ 530,000	Total Investments 99.2%
			(Cost $48,715,517)†	$ 70,151,066
Micros Systems, Inc.*	21,700	1,072,631
Open Text Corp.*	25,300	1,576,696	Other Assets in Excess of
Plantronics, Inc.	25,200	922,824	Liabilities 0.8%	589,228
Polycom, Inc.*	9,300	482,205
Power Integrations, Inc.	21,600	827,928	Net Assets 100.0%	$ 70,740,294
Progress Software Corp.*	32,400	942,516	* Non-income producing.
Rofin-Sinar Technologies, Inc.*	23,300	920,350	†	Cost for federal income tax purposes is $48,715,517. At
Semtech Corp.*	22,241	556,470	March 31, 2011 unrealized appreciation for federal income
		12,797,943	tax purposes aggregated $21,435,549 of which $22,163,877
			related to appreciated securities and $728,328 related to
Materials 3.9%			depreciated securities.
AptarGroup, Inc.	13,800	691,794	(a)	Return of capital paid during the fiscal period.
Rockwood Holdings, Inc.*	23,600	1,161,592	ADR - American Depositary Receipt
Sensient Technologies Corp.	10,800	387,072
Silgan Holdings, Inc.	13,900	530,146
		2,770,604
Telecommunication Services 0.6%
Cbeyond, Inc.*	35,800	417,786
Utilities 1.2%
Atmos Energy Corp.	11,000	375,100
ITC Holdings Corp.	6,500	454,350
		829,450
Total Domestic Common Stocks
(Cost $42,804,223)		63,684,917
Real Estate Investment Trusts 2.2%
Financials 2.2%
Corporate Office Properties
Trust(a)	14,400	520,416
Healthcare Realty Trust, Inc.(a)	19,300	438,110
Home Properties, Inc.(a)	10,100	595,395
Total Real Estate Investment Trusts
(Cost $1,213,602)		1,553,921
Foreign Stocks & ADR's 2.3%
Ireland 0.6%
ICON PLC ADR*	17,700	382,143
Israel 1.7%
NICE Systems Ltd. ADR*	33,300	1,230,102
Total Foreign Stocks & ADR's
(Cost $1,397,709)		1,612,245
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short-Term Notes 4.7%
ChevronTexaco Funding Corp.
0.05%, 04/05/11	2,300 M	2,299,987
UPS, Inc.
0.04%, 04/05/11	1,000 M	999,996
Total Corporate Short-Term
Notes
(Cost $3,299,983)		3,299,983

The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund, Sentinel Variable Products Money Market Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The six funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Money Market Fund, fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Trustees. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

The fair value hierarchy as required by GAAP are summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Exchange Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Regulated Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of March 31, 2011 were as follows:

	Quoted Prices
	(Unadjusted) in	Other	Significant
	Active Markets for	Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized
Mortgage
Obligations	$ –	$ 764,454	$ –	$ 764,454
Corporate Short-
Term Notes	–	600,000	–	600,000
Domestic Common
Stocks	11,384,006	–	–	11,384,006
Exchange Traded
Funds	133,000	–	–	133,000
Foreign Stocks &
ADR’s	564,895	–	–	564,895
Mortgage-Backed
Securities	–	5,183,999	–	5,183,999
U.S. Treasury
Obligations	–	126,797	–	126,797
Totals	$ 12,081,901	$ 6,675,250	$ –	$ 18,757,151
Bond:
Agency Discount
Notes	$ –	$ 1,499,993	$ –	$ 1,499,993

	Quoted Prices
	(Unadjusted) in	Other	Significant
	Active Markets for	Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Collateralized
Mortgage
Obligations	–	544,593	–	544,593
Corporate Bonds	–	8,173,247	–	8,173,247
Corporate Short-
Term Notes	–	6,100,000	–	6,100,000
Mortgage-Backed
Securities	–	42,965,099	–	42,965,099
U.S. Treasury
Obligations	–	3,550,313	–	3,550,313
Totals	$ –	$ 62,833,245	$ –	$ 62,833,245
Common Stock:
Agency Discount
Notes	$ –	$ 1,361,991	$ –	$ 1,361,991
Corporate Short-
Term Notes	–	999,994	–	999,994
Domestic Common
Stocks	205,852,111	–	–	205,852,111
Exchange Traded
Funds	2,394,000	–	–	2,394,000
Foreign Stocks &
ADR’s	10,798,100	–	–	10,798,100
Totals	$ 219,044,211	$ 2,361,985	$ –	$ 221,406,196
Mid Cap:
Domestic Common
Stocks	$ 17,675,407	$ –	$ –	$ 17,675,407
Foreign Stocks &
ADR’s	426,277	–	–	426,277
Real Estate
Investment Trusts	242,028	–	–	242,028
Totals	$ 18,343,712	$ –	$ –	$ 18,343,712
Money Market:
Agency Discount
Notes	$ –	$ 9,154,598	$ –	$ 9,154,598
Corporate Short-
Term Notes	–	3,866,852	–	3,866,852
U.S. Treasury
Obligations	–	1,599,975	–	1,599,975
Totals	$ –	$ 14,621,425	$ –	$ 14,621,425
Small Company:
Corporate Short-
Term Notes	$ –	$ 3,299,983	$ –	$ 3,299,983
Domestic Common
Stocks	63,684,917	–	–	63,684,917

Quoted Prices
	(Unadjusted) in	Other	Significant
	Active Markets for	Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Stocks &
ADR’s	1,612,245	–	–	1,612,245
Real Estate
Investment Trusts	1,553,921	–	–	1,553,921
Totals	$ 66,851,083	$ 3,299,983	$ –	$ 70,151,066

Liabilities:
Investments in Securities:
None.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the three months ended March 31, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By /s/ Thomas P. Malone -------------------------------------- Thomas P. Malone Vice President & Treasurer Date: May 26, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Christian Thwaites
-------------------------------------
Christian Thwaites
President and Chief Executive Officer
Date: May 26, 2011

By /s/ Thomas P. Malone
-------------------------------------
Thomas P. Malone
Vice President & Treasurer
Date: May 26, 2011